SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding, beginning balance | shares	306,770,000
Weighted average exercise price, outstanding, beginning balance | $ / shares	$ 0.0016
Number of warrants, issued | shares	319,701,820
Weighted average exercise price, issued | $ / shares	$ 0.0153
Number of warrants, exercised | shares	(306,770,000)
Weighted average exercise price, exercised | $ / shares	$ 0.0016
Number of warrants, expired | shares	(15,000,000)
Weighted average exercise price, expired | $ / shares	$ 0.0125
Number of warrants, outstanding, ending balance | shares	304,701,820
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 0.0153
Remaining contractual life (years)	1 year 11 months 19 days